Financial Assets and Liabilities - Fair value of derivative instruments (Details) - Currency risk - Foreign exchange forward contracts - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Derivative assets - hedging
Total derivative assets	$ 16,879	$ 636
Derivative liabilities - hedging
Total derivative liabilities	1,509	3,953
Current derivative
Derivative assets - hedging
Derivatives designated as hedging instruments	14,195	247
Derivatives not designated as hedging instruments	2,684	312
Derivative liabilities - hedging
Derivatives designated as hedging instruments	1,164	3,854
Derivatives not designated as hedging instruments	343	25
Other non-current assets
Derivative assets - hedging
Derivatives designated as hedging instruments	0	77
Other non-current liabilities
Derivative liabilities - hedging
Derivatives designated as hedging instruments	$ 2	$ 74